LOANS PAYABLE (Details Narrative) - USD ($)												1 Months Ended						2 Months Ended	3 Months Ended		9 Months Ended
	Jul. 17, 2020	Jan. 07, 2020	Nov. 19, 2019	Nov. 14, 2019	Oct. 16, 2019	Sep. 26, 2019	Jul. 15, 2019	Mar. 26, 2019	Mar. 01, 2019	Feb. 22, 2019	Apr. 17, 2018	Dec. 23, 2019	Dec. 21, 2019	Dec. 17, 2019	Dec. 11, 2019	Dec. 09, 2019	Jul. 30, 2019	May 23, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 16, 2020	Dec. 31, 2019	May 20, 2019	May 13, 2019	May 07, 2019	Apr. 12, 2019
Loans Payable (Textual)
Notes payable																			$ 23,403		$ 23,403			$ 61,631
Interest expense																			767	$ 1,328	1,148	$ 6,803
Dieter Busenhart [Member]
Loans Payable (Textual)
Notes payable	$ 1,050
Repayment of notes payable																							$ 49,500
Interest rate	10.00%
Maturity date	Jan. 17, 2021
Principal outstanding	$ 50,000
Net proceeds	$ 50,000
Stanislav Minaychenko [Member]
Loans Payable (Textual)
Notes payable														$ 23,893					14,390		14,390			23,930
Repayment of notes payable																			10,000		10,000
Interest rate														4.00%
Maturity date														Jun. 16, 2020
Promissory note service agreement date														Sep. 01, 2015
Maxim Pukhoskiy [Member]
Loans Payable (Textual)
Notes payable														$ 17,856					7,963		7,963			17,683
Repayment of notes payable																			$ 10,000		$ 10,000
Interest rate														4.00%
Maturity date														Jun. 16, 2020
Promissory note service agreement date														May 01, 2015
Alexander Motorin [Member]
Loans Payable (Textual)
Notes payable												$ 20,000
Interest rate												4.00%
Maturity date												Dec. 23, 2020
Accrued interest		$ 33
Debt exchange agreement, description		The Company entered into a debt exchange agreement whereby the aggregate principal sum of $20,000 plus accrued interest of $33 was exchanged for 1,001,644 shares of common stock at an issue price of $0.02 per share, realizing a loss on exchange of $20,033.
Global Business Partnership AG [Member]
Loans Payable (Textual)
Notes payable				$ 24,980	$ 24,980
Interest rate					10.00%
Interest expense				$ 198
Maturity date					Jan. 14, 2020
Number of shares converted				1,398,803
Viktoria Akhmetova [Member]
Loans Payable (Textual)
Notes payable											$ 50,000
Description of loans payable terms											On September 13, 2018, the maturity date of the note was extended to January 11, 2019. On March 19, 2019, the note was extended to January 11, 2020, and the interest rate changed to 15% per annum.
Interest rate											18.00%
Maturity date											Sep. 13, 2018
Conversion price (in dollars per share)																	$ 0.0063
Description of stock split											The balance of the note as of July 30, 2019, plus accrued interest thereon was $60,425 and was converted into 974,592 post reverse split shares of common stock on November 18, 2019.
Reverse stock split exchange price																	Shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share.
BOBA Management Corporation [Member]
Loans Payable (Textual)
Notes payable												$ 20,000
Description of loans payable terms										The Company had the right to prepay the note without penalty prior to maturity date.
Interest rate										10.00%
Maturity date										Feb. 22, 2020
Description of stock split										The balance of the note as of July 30, 2019, plus accrued interest thereon was $20,866 and was converted into 336,545 post reverse split shares of common stock on November 18, 2019.
Reverse stock split exchange price										Shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share.
BOBA Management Corporation [Member] | Debt Exchange Agreements [Member]
Loans Payable (Textual)
Conversion price (in dollars per share)																	$ 0.0063
Boba Management Corporation 1 [Member]
Loans Payable (Textual)
Notes payable									$ 20,000
Description of loans payable terms									The Company had the right to prepay the note without penalty prior to maturity date.
Interest rate									10.00%
Maturity date									Mar. 01, 2020
Description of stock split									The balance of the note as of July 30, 2019, plus accrued interest thereon was $20,827 and was converted into 335,926 post reverse split shares of common stock on November 18, 2019.
Reverse stock split exchange price									Shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share.
Boba Management Corporation 1 [Member] | Debt Exchange Agreements [Member]
Loans Payable (Textual)
Conversion price (in dollars per share)																	0.0063
Boba Management Corporation 2 [Member]
Loans Payable (Textual)
Notes payable								$ 20,000
Description of loans payable terms								The Company had the right to prepay the note without penalty prior to maturity date.
Interest rate								10.00%
Maturity date								Mar. 26, 2020
Description of stock split								The balance of the note as of July 30, 2019, plus accrued interest thereon was $20,690 and was converted into 333,717 post reverse split shares of common stock on November 18, 2019.
Reverse stock split exchange price								Shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share.
Accrued interest																				20,690		20,690
Boba Management Corporation 2 [Member] | Debt Exchange Agreements [Member]
Loans Payable (Textual)
Conversion price (in dollars per share)																	$ 0.0063
BOBA Management Corporation 3 [Member]
Loans Payable (Textual)
Notes payable						$ 34,955
Description of loans payable terms			In terms of a debt exchange agreement entered into, Boba Management exchanged principal in the aggregate of $34,955 and interest thereon of $469 into 1,968,014 shares of common stock at a conversion price of $0.04 per share, thereby extinguishing the debt and realizing a loss on exchange of $37,392.			The Company had the right to prepay the note without penalty prior to maturity date.
Interest rate						10.00%
Maturity date						Dec. 26, 2019
Description of stock split						The balance of the note plus accrued interest at September 30, 2019 was $34,994.
Accrued interest																				$ 34,994		$ 34,994
BOBA Management Corporation 4 [Member]
Loans Payable (Textual)
Notes payable																		$ 5,000							$ 15,000	$ 15,000	$ 10,000	$ 20,000
BOBA Management Corporation 4 [Member] | Securities Purchase Agreements [Member]
Loans Payable (Textual)
Notes payable							$ 65,000
Conversion price (in dollars per share)																		$ 0.01
Description of stock split							Company during the period April 12 to May 23, 2019, was converted into 6,500,000 pre reverse split (650,000 post reverse split that was effected in November 2019) shares of common stock at a conversion price of $0.01 per share.
Number of shares converted																		6,500,000
Wakatec OU [Member]
Loans Payable (Textual)
Notes payable													$ 93,000
Interest rate													4.00%
Maturity date													Dec. 21, 2020
Vladimir Skigin [Member]
Loans Payable (Textual)
Notes payable												30,000
Interest rate																					5.00%
Viv Holdings, Inc [Member]
Loans Payable (Textual)
Notes payable												$ 43,000												$ 20,018
Andrey Novikov [Member]
Loans Payable (Textual)
Notes payable																$ 131,906
Description of loans payable terms															Mr. Novikov entered into two debt purchase agreements, whereby he disposed of the promissory note as follows; (i) a portion of the note in the principal amount of $65,953 was sold and assigned to Strategic IR and; (ii) a portion of the note in the principal amount of $65,953 was sold and assigned to Vladimir Skigin, thereby extinguishing the liability owing to Mr. Novikov.
Interest rate																8.00%
Maturity date																Dec. 09, 2020
Promissory note service agreement date																Sep. 01, 2015
Principal outstanding																$ 156,206